Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Balance Sheet Discontinued Operation

The following table presents the major classes of assets and liabilities of the discontinued operations as of December 31, 2025:

Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,074
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,070

The following tables present certain financial information related to our reportable segments and Corporate:

	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	$221,742
Accounts receivable, net	-	-	10,000	10,000
Prepaid expenses and other current assets	93,731	-	167,190	260,921
Intangible assets, net	-	-	28,043	28,043
Goodwill	-	-	-	-
All other assets	-	-	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	$5,285,765
Note payable, net of debt discount and issuance costs	66,228	-	54,902	121,130
Deferred revenue	118,862	-	-	118,862
Convertible Notes, net of debt discount and issuance costs	-	-	383,374	383,374
All other liabilities	-	-	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169
Total segment assets – continuing operations	$1,951,697
Assets of discontinued operations (Note 13)	16,190,250
Total consolidated assets	$18,141,947

Total segment liabilities – continuing operations	$7,577,169
Liabilities of discontinued operations (Note 13)	1,492,069
Total consolidated liabilities	$9,069,238
	Vocal	OG Collection	Corporate	Total
Cash	$5,152	$1,319	$9,019	$15,490
Accounts receivable, net	-	-	2,000	2,000
Deposits and other assets	-	-	83,616	83,616
Intangible assets, net	-	-	103,550	103,550
Goodwill	-	-	5,415	5,415
All other assets	-	-	2,052,278	2,052,278
Total Assets	$5,152	$1,319	$2,255,878	$2,262,349

Accounts payable and accrued liabilities	$507,374	$17,447	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	859,304	947,999
Deferred revenue	146,950	-	-	146,950
Convertible Notes, net of debt discount and issuance costs	-	-	1,216,158	1,216,158
All other liabilities	-	-	1,798,758	1,798,758
Total Liabilities	$743,019	$17,447	$11,800,203	$12,560,669

Schedule of Operating Lease

Operating right-of-use assets are summarized below.

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$752,101	$725,501
Less accumulated amortization	—	(227,553)	(139,191)
Right-of-use asset, net	$—	$524,548	$586,310

Operating lease liabilities are summarized below

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$507,910	$567,423
Less: current portion	—	(337,667)	(331,137)
Long term portion	$—	$170,243	$236,286
The components of the lease expense were as follows:
	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Operating lease cost	$67,077	$18,519
Short term lease cost	-	-
Total net lease cost	$67,077	$18,519

The components of lease expense of the Disposal Group, which are included within loss from discontinued operations, were as follows:

Year Ended December 31, 2025
Operating lease cost	$162,862
Short term lease cost	108,800
Total lease cost	$271,662

Schedule of Statement of Operation Discontinued Operation

The following table summarizes the major classes of line items included in loss from discontinued operations:

	Three months ended March 31,
	2026	2025
Net Revenue	$323,429	$136,131
Cost of Revenue	(333,201)	(121,073)
Gross Margin	(9,772)	15,058
General and Administrative	280,656	154,564
Compensation	165,882	154,637
Marketing	10,189	395
Interest expense	—	6,654
Loss from discontinued operations	(466,499)	(301,192)
Net loss on disposition of business	(912,840)	—
Loss from discontinued operations	$(1,379,339)	$(301,192)

Schedule of Supplemental Cash Flow and Other Information

Supplemental cash flow and other information related to leases was as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$64,829	$7,289
Weighted average remaining lease term (in years):	N/A	2.42
Weighted average discount rate:	N/A	5.50%

Schedule of Discontinued Operation

The carrying value of the net assets of the Disposal Group derecognized upon the loss of control was as follows:

Assets
Cash and cash equivalents	$42,495
Accounts receivable, net	985
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805
Intangible assets	7,375,476
Total Assets	$16,040,632
Liabilities
Accounts payable and accrued liabilities	$493,278
Deferred revenue	190,850
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$13,717,056

The following table presents the major classes of assets and liabilities of the discontinued operation as of December 31, 2025:

December 31, 2025
Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,073
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,069

The following table presents the major line items constituting the loss from discontinued operations for the year ended December 31, 2025:

Year Ended December 31, 2025
Net revenue	$1,913,443
Cost of revenue	(1,570,826)
Compensation	(754,760)
Marketing	(90,706)
Stock-based compensation	(2,885,097)
General and administrative	(627,377)
Amortization of intangible assets	(363,906)
Impairment of goodwill	(223,579)
Interest expense	(57,048)
Settlement of liabilities, net	425,330
Loss from discontinued operations, net of tax	$(4,234,526)

Schedule of Supplemental Cash Flow and Other Information

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$162,862
Weighted average remaining lease term (in years):	1.69
Weighted average discount rate:	6.25%

Schedule of Operating Leases	Operating right-of-use assets are summarized below.
December 31, 2025
Office and Plane Leases	$725,501
Less accumulated amortization	(139,191)
Right-of-use asset, net	$586,310
December 31, 2025
Office and Plane Leases	$567,423
Less: current portion	(331,137)
Long term portion	$236,286

Schedule of Future Minimum Payments

Total future minimum payments required under the leases of the Disposal Group as of December 31, 2025 are as follows:

Operating Leases
2026	$355,117
2027	237,666
Total	592,783
Less imputed interest	(25,360)
PV of Payments	$567,423